Selected Statement of Operations Data (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and development expenses:
Research and development expenses	$ 3,417	$ 3,517	$ 2,943
Research and development expense [Member]
Research and development expenses:
Payroll and related expenses	2,788	2,682	2,148
Rent and related expenses	280	330	321
Depreciation and amortization	37	53	72
Subcontracting	165	307	202
Other	$ 147	$ 145	$ 200